Equity Method Investments - Summarized Balance Sheets (Details) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Total current assets	$ 341.9		$ 349.9
Total non-current assets	2,654.2		2,651.8
Total assets	2,996.1		3,001.7	$ 2,990.5
Total current liabilities	398.5		745.6
Total non-current liabilities	1,691.4		1,358.3
Equity	906.2	$ 904.1	897.8	$ 711.5	$ 873.0	$ 889.9
Total liabilities and equity	2,996.1		3,001.7
Perfomex
Schedule of Equity Method Investments [Line Items]
Cash	9.0		13.2
Total current assets	210.7		198.0
Total non-current assets	25.1		28.6
Total assets	235.8		226.6
Total current liabilities	191.2		191.6
Total non-current liabilities	20.1		20.6
Equity	24.5		14.4
Total liabilities and equity	235.8		226.6
Perfomex II
Schedule of Equity Method Investments [Line Items]
Cash	0.0		6.6
Total current assets	42.7		54.8
Total non-current assets	2.3		4.8
Total assets	45.0		59.6
Total current liabilities	34.9		51.6
Total non-current liabilities	0.4		0.5
Equity	9.7		7.5
Total liabilities and equity	$ 45.0		$ 59.6